Note 4 - Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Equipment	$ 3,336,000	$ 3,126,300	$ 3,041,900
Leasehold improvements	7,372,000	7,372,100	7,298,500
Office furniture, fixtures, and equipment	137,000	137,300	137,300
Software	589,000	359,500	359,500
Construction in progress	0	101,300	0
Property, Plant and Equipment, Gross	11,434,000	11,096,500	10,837,200
Less: Accumulated depreciation	(6,587,000)	(4,921,400)	(2,700,300)
Total	$ 4,847,000	$ 6,175,100	$ 8,136,900